Asbestos - Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed (Detail)	12 Months Ended
	Mar. 31, 2019 USD ($) claim	Mar. 31, 2018 USD ($) claim	Mar. 31, 2017 USD ($) claim	Mar. 31, 2016 USD ($) claim	Mar. 31, 2015 USD ($) claim	Mar. 31, 2019 AUD ($)	Mar. 31, 2018 AUD ($)	Mar. 31, 2017 AUD ($)	Mar. 31, 2016 AUD ($)	Mar. 31, 2015 AUD ($)
Loss Contingency, Pending Claims, Number [Roll Forward]
Number of open claims at beginning of period	336	352	426	494	466
Number of new claims	568	562	557	577	665
Number of closed claims	572	578	631	645	637
Number of open claims at end of period	332	336	352	426	494
Average settlement amount per settled claim	$ 191,236	$ 196,093	$ 168,300	$ 182,763	$ 222,619	$ 262,108	$ 253,431	$ 223,535	$ 248,138	$ 254,209
Average settlement amount per case closed	$ 170,842	$ 167,934	$ 126,158	$ 161,229	$ 190,468	$ 234,156	$ 217,038	$ 167,563	$ 218,900	$ 217,495